Stock-Based Compensation - Schedule of Black-Scholes-Merton Option Pricing Model (Details) - Employee Stock Option [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average risk-free interest rate	1.60%	1.63%	1.64%
Weighted-average expected life (in years)	6 years 3 months 19 days	6 years 3 months 18 days	6 years 3 months 18 days
Expected dividend yield	0.00%	0.00%	0.00%
Weighted-average expected volatility	65.00%	66.00%	48.00%